Acquisitions, Investments And Disposals (Netto, Massmart Narrative) (Details)							1 Months Ended
	Jan. 31, 2012	Jun. 30, 2011 Massmart Holdings Ltd [Member] USD ($)	Jun. 30, 2011 Massmart Holdings Ltd [Member] ZAR	Apr. 30, 2011 Netto Food Stores Limited [Member] USD ($) stores	Apr. 30, 2011 Netto Food Stores Limited [Member] GBP (£)	Jun. 30, 2011 Stores In South Africa [Member] Massmart Holdings Ltd [Member] stores	Jun. 30, 2011 Stores In Sub Saharan African Countries [Member] Massmart Holdings Ltd [Member] countries
Business Acquisition [Line Items]
Ownership percentage	50.00%	51.00%	51.00%
Purchase price		$ 2,500,000,000	16,900,000,000	$ 1,200,000,000	£ 750,000,000
No. of Stores Acquired				147	147	290
Number of countries where store operated							13
Assets acquired		6,400,000,000		1,300,000,000
Goodwill		3,500,000,000		748,000,000
Liabilities assumed		1,900,000,000		103,000,000
Non-controlling interest		$ 2,000,000,000